INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total assets	$ 107,951	$ 111,643
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets		0
Level 1 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | United States
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Core Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Logistics
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Hospitality
Disclosure of fair value measurement of assets [line items]
Total assets		0
Level 2 | Multifamily
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Self-storage
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Student Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Mixed-Use
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	70,294	71,565
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	2,316	3,946
Level 3 | Core Office | Commercial properties | United States
Disclosure of fair value measurement of assets [line items]
Total assets	14,682	15,213
Level 3 | Core Office | Commercial properties | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	4,721	4,633
Level 3 | Core Office | Commercial properties | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	2,366	1,881
Level 3 | Core Office | Commercial properties | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	2,526	936
Level 3 | Core Office | Commercial properties | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	309	361
Level 3 | Core Office | Commercial developments | United States
Disclosure of fair value measurement of assets [line items]
Total assets	411	535
Level 3 | Core Office | Commercial developments | Canada
Disclosure of fair value measurement of assets [line items]
Total assets	381	173
Level 3 | Core Office | Commercial developments | Australia
Disclosure of fair value measurement of assets [line items]
Total assets	365	419
Level 3 | Core Office | Commercial developments | Europe
Disclosure of fair value measurement of assets [line items]
Total assets	173	1,931
Level 3 | Core Office | Commercial developments | Brazil
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Core Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	20,324	21,561
Level 3 | Core Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | LP Investments - Office | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	7,946	8,054
Level 3 | LP Investments - Office | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	781	702
Level 3 | LP Investments Retail | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,538	2,812
Level 3 | LP Investments Retail | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Logistics | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	0	84
Level 3 | Logistics | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	10
Level 3 | Hospitality | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	84	0
Level 3 | Hospitality | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Multifamily | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,442	2,937
Level 3 | Multifamily | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Triple Net Lease | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	3,719	4,508
Level 3 | Triple Net Lease | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Self-storage | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	0	991
Level 3 | Self-storage | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	16
Level 3 | Student Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,757	2,445
Level 3 | Student Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	205	160
Level 3 | Manufactured Housing | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	2,784	2,446
Level 3 | Manufactured Housing | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Mixed-Use | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	3,096	2,703
Level 3 | Mixed-Use | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0